Investment Strategy - BNY Mellon Ultra Short Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets in investment grade, U.S. dollar denominated fixed, variable, and floating rate debt or cash equivalents, including the following:

• Corporate securities;

• Asset-backed securities;

• Repurchase agreements;

• High quality money market instruments, such as commercial paper, certificates of deposit, time deposits and bankers' acceptances;

• U.S. Treasury securities;

• Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises (U.S. government securities);

• Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies;

• Securities issued by foreign corporations or a U.S. affiliate of a foreign corporation; and

• Securities subject to purchase and sale restrictions that are offered pursuant to Rule 144A under the Securities Act of 1933, as amended.

The fund's investments are concentrated in the banking industry. In particular, the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund's duration may be longer than one year. The fund does not have any restrictions on its average effective portfolio maturity, or on the maturity or effective duration of the individual fixed-income securities the fund may purchase. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. The maturity of a security measures the time until final payment is due.

The fund's portfolio, under normal market conditions, will have an average credit rating of at least A or equivalent. The fund's investments, at the time of purchase, will have a minimum long-term credit rating of Baa3, BBB-, or BBB- by Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another nationally recognized statistical rating organization (NRSRO); or a short-term credit rating in the top tier (P-1, A-1 or F-1) or second tier (P-2, A-2 or F2) of rating categories for short-term investments by Moody's, S&P, or Fitch, respectively, or the equivalent by another NRSRO; or if such investments are unrated, deemed by the fund's sub-adviser, Dreyfus, a division of Mellon Investments Corporation, an affiliate of the Adviser, to be of comparable quality. For purposes of calculating the fund's average credit rating, the fund uses the highest long-term or short-term credit rating assigned to an investment. All investments that do not have a long-term credit rating but are rated in the top tier short-term credit rating category are treated as having a long-term credit rating of AA and all investments that do not have a long-term credit rating but are rated in the second tier short-term credit rating category are treated as having a long-term credit rating of BBB.

The fund's sub-adviser seeks to achieve what it believes provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and producing high current income. To do so, the sub-adviser uses a top-down and bottom-up investment process and leverages the breadth and depth of Dreyfus' research resources. The sub-adviser focuses on preservation of principal and downside protection by proactively monitoring issuer and counterparty risk and ensure appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.

In selecting securities for the fund's portfolio, the sub-adviser conducts broad top-down, macroeconomic analysis that focuses on overall positioning and asset allocation by identifying general global investment themes and risks with an emphasis on region, country, interest rate curve, duration and regulatory developments.

The sub-adviser uses a bottom-up approach based on proprietary research and its own broad perspective to make overall sector, individual security, duration and yield curve positioning investment decisions. The sub-adviser attempts to identify those sectors they believe will outperform. The sub-adviser uses a number of valuation indicators and quantitative models to help establish fair market values for individual bonds. Once the fair market value of a bond is estimated, the sub-adviser then assesses broad market factors that may impact the market price of a given security (e.g., expected future inflation, expected economic growth, path of interest rates) to determine if and why the bond is over- or undervalued. The sub-adviser believes it is best able to capture the highest risk-adjusted returns from a security: 1) when the sub-adviser can find a security that is undervalued, 2) where research indicates that the fund's portfolio should rebalance in favor of the security, and 3) when the consensus view towards the security is at a bearish extreme. The sub-adviser manages the fund's duration and yield curve positioning based on the sub-adviser expectations of future interest rates compared to current yield curves. Yield curves compare the interest rates of bonds that have the same credit quality, but different maturities.

The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.